Summary of Significant Accounting Policies (Detail) (USD $)	3 Months Ended		12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Oct. 31, 2012	Oct. 31, 2011	Jul. 31, 2012	Jun. 30, 2011
License and Services Revenue		$ 446,670	$ 940,010	$ 872,670
Warranty Period			1 year
Product Warranty Accrual			5,000
Employee Stock Ownership Plan (ESOP), Compensation Expense			85,000
Share-based Compensation (in Dollars)			927,000	1,819,000
Share-based Compensation Arrangement by Share-based Payment Award Accelerated Compensation Cost			112,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Stock Options (in Dollars)	2,305,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value			1,000	49,000
Service Based Options [Member] | Nonemployees [Member]
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Stock Options (in Dollars)			1,375,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			2 years 328 days
Service Based Options [Member] | Employees and Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value			2,394,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term			2 years 292 days
Performance Based Options [Member] | Nonemployees [Member]
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Stock Options (in Dollars)			473,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			219 days
Performance Based Options [Member] | Employees and Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value			710,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term			219 days
Performance Based Options [Member]
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Stock Options (in Dollars)	795,000
Market Condition Based Options [Member] | Nonemployees [Member]
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Stock Options (in Dollars)			924,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			1 year 328 days
Market Condition Based Options [Member] | Employees and Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value			1,386,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term			1 year 328 days
Stock Options [Member]
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Stock Options (in Dollars)	1,201,000
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares)			60,670,045	18,602,045
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares)			7,500,000	7,500,000
Convertible Debenture [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares)			8,152,170	0
Certificates of Deposit [Member]
Available-for-sale Securities			500,000
Employees [Member]
Employee Stock Ownership Plan (ESOP), Number of Allocated Shares (in Shares)			1,840,000
Nonemployees [Member]
Employee Stock Ownership Plan (ESOP), Weighted Average Purchase Price of Shares Purchased (in Dollars per share)			$ 0.145
Option Granted for consulting Expenses			110,000	44,000
Stock Options Granted to Employees and Non-Employee [Member]
Share-based Compensation (in Dollars)			615,000	742,000
Employees and Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award Accelerated Compensation Cost			7,000	8,000
Stock Option Compensation Expense [Member]
Earnings Per Share, Basic (in Dollars per share)			$ 0
Earnings Per Share, Diluted (in Dollars per share)				$ 0.01
AUO License Agreement [Member]
Initial License Fees Received			3,000,000		3,000,000	3,000,000
License Agreement, Agreed Fee Value	10,000,000		10,000,000
Additional License Fee Receivable Upon Completion Of Certain Conditions	7,000,000		7,000,000
Additional License Fee Considered as Contingent Revenue					7,000,000
License and Services Revenue	0	447,000	940,000	873,000
License fee recorded as non refundable deferred revenue			$ 1,187,000